LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.03%
Automobiles–3.20%
†Tesla, Inc.	15,178	$3,971,020
		3,971,020
Beverages–2.43%
Coca-Cola Europacific Partners PLC	3,716	292,635
Keurig Dr. Pepper, Inc.	11,041	413,816
†Monster Beverage Corp.	7,981	416,369
PepsiCo, Inc.	11,134	1,893,337
		3,016,157
Biotechnology–3.69%
Amgen, Inc.	4,361	1,405,158
†Biogen, Inc.	1,176	227,956
Gilead Sciences, Inc.	10,088	845,778
†Moderna, Inc.	3,096	206,906
†Regeneron Pharmaceuticals, Inc.	879	924,040
†Vertex Pharmaceuticals, Inc.	2,092	972,947
		4,582,785
Broadline Retail–6.21%
†Amazon.com, Inc.	32,946	6,138,828
†MercadoLibre, Inc.	411	843,356
†PDD Holdings, Inc. ADR	5,411	729,457
		7,711,641
Chemicals–1.48%
Linde PLC	3,871	1,845,925
		1,845,925
Commercial Services & Supplies–0.87%
Cintas Corp.	3,265	672,198
†Copart, Inc.	7,838	410,711
		1,082,909
Communications Equipment–1.40%
Cisco Systems, Inc.	32,656	1,737,952
		1,737,952
Consumer Staples Distribution & Retail–2.66%
Costco Wholesale Corp.	3,594	3,186,153
†Dollar Tree, Inc.	1,734	121,935
		3,308,088
Electric Utilities–1.39%
American Electric Power Co., Inc.	4,294	440,564
Constellation Energy Corp.	2,533	658,631
Exelon Corp.	8,142	330,158
Xcel Energy, Inc.	4,549	297,050
		1,726,403
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.20%
CDW Corp.	1,086	$245,762
		245,762
Energy Equipment & Services–0.23%
Baker Hughes Co.	8,072	291,803
		291,803
Entertainment–2.54%
Electronic Arts, Inc.	2,138	306,675
†Netflix, Inc.	3,479	2,467,550
†Take-Two Interactive Software, Inc.	1,402	215,501
†Warner Bros Discovery, Inc.	19,956	164,637
		3,154,363
Financial Services–0.52%
†PayPal Holdings, Inc.	8,282	646,244
		646,244
Food Products–0.92%
Kraft Heinz Co.	9,888	347,168
Mondelez International, Inc. Class A	10,823	797,330
		1,144,498
Ground Transportation–0.71%
CSX Corp.	15,702	542,190
Old Dominion Freight Line, Inc.	1,735	344,640
		886,830
Health Care Equipment & Supplies–1.87%
†Dexcom, Inc.	3,212	215,332
GE HealthCare Technologies, Inc.	3,716	348,747
†IDEXX Laboratories, Inc.	672	339,508
†Intuitive Surgical, Inc.	2,880	1,414,858
		2,318,445
Hotels, Restaurants & Leisure–2.82%
†Airbnb, Inc. Class A	3,579	453,853
Booking Holdings, Inc.	272	1,145,697
†DoorDash, Inc. Class A	3,109	443,747
Marriott International, Inc. Class A	2,280	566,808
Starbucks Corp.	9,182	895,153
		3,505,258
Industrial Conglomerates–0.88%
Honeywell International, Inc.	5,265	1,088,328
		1,088,328
Interactive Media & Services–9.84%
Alphabet, Inc. Class A	18,390	3,049,982
Alphabet, Inc. Class C	17,530	2,930,841
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc. Class A	10,910	$6,245,320
		12,226,143
IT Services–0.38%
Cognizant Technology Solutions Corp. Class A	4,048	312,425
†MongoDB, Inc.	597	161,399
		473,824
Life Sciences Tools & Services–0.14%
†Illumina, Inc.	1,297	169,142
		169,142
Machinery–0.34%
PACCAR, Inc.	4,269	421,265
		421,265
Media–1.67%
†Charter Communications, Inc. Class A	1,155	374,312
Comcast Corp. Class A	31,309	1,307,777
†Trade Desk, Inc. Class A	3,626	397,591
		2,079,680
Oil, Gas & Consumable Fuels–0.20%
Diamondback Energy, Inc.	1,442	248,601
		248,601
Pharmaceuticals–0.30%
AstraZeneca PLC ADR	4,743	369,527
		369,527
Professional Services–1.30%
Automatic Data Processing, Inc.	3,304	914,316
Paychex, Inc.	2,932	393,445
Verisk Analytics, Inc.	1,162	311,370
		1,619,131
Real Estate Management & Development–0.20%
†CoStar Group, Inc.	3,344	252,271
		252,271
Semiconductors & Semiconductor Equipment–23.61%
†Advanced Micro Devices, Inc.	13,120	2,152,730
Analog Devices, Inc.	4,023	925,974
Applied Materials, Inc.	6,682	1,350,098
†ARM Holdings PLC ADR	963	137,719
ASML Holding NV	768	639,936
Broadcom, Inc.	37,573	6,481,343
†GLOBALFOUNDRIES, Inc.	4,548	183,057
Intel Corp.	34,696	813,968
KLA Corp.	1,089	843,332
Lam Research Corp.	1,052	858,516
Marvell Technology, Inc.	7,052	508,590
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	4,372	$351,028
Micron Technology, Inc.	8,985	931,834
NVIDIA Corp.	77,003	9,351,244
NXP Semiconductors NV	2,063	495,141
†ON Semiconductor Corp.	3,465	251,594
QUALCOMM, Inc.	9,029	1,535,381
Texas Instruments, Inc.	7,402	1,529,031
		29,340,516
Software–15.11%
†Adobe, Inc.	3,594	1,860,901
†ANSYS, Inc.	714	227,502
†Atlassian Corp. Class A	1,303	206,929
†Autodesk, Inc.	1,755	483,467
†Cadence Design Systems, Inc.	2,218	601,145
†Crowdstrike Holdings, Inc. Class A	1,879	527,003
†Datadog, Inc. Class A	2,511	288,916
†Fortinet, Inc.	6,223	482,594
Intuit, Inc.	2,266	1,407,186
Microsoft Corp.	23,334	10,040,620
†Palo Alto Networks, Inc.	2,624	896,883
Roper Technologies, Inc.	868	482,990
†Synopsys, Inc.	1,249	632,481
†Workday, Inc. Class A	1,727	422,096
†Zscaler, Inc.	1,226	209,573
		18,770,286
Specialty Retail–0.76%
†O'Reilly Automotive, Inc.	470	541,252
Ross Stores, Inc.	2,701	406,528
		947,780
Technology Hardware, Storage & Peripherals–9.11%
Apple, Inc.	47,728	11,120,624
†Super Micro Computer, Inc.	481	200,288
		11,320,912
Textiles, Apparel & Luxury Goods–0.21%
†Lululemon Athletica, Inc.	952	258,325
		258,325
Trading Companies & Distributors–0.27%
Fastenal Co.	4,662	332,960
		332,960
Wireless Telecommunication Services–1.57%
T-Mobile U.S., Inc.	9,458	1,951,753
		1,951,753
Total Common Stock (Cost $79,348,942)		123,046,527

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.98%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	1,214,054	$1,214,054
Total Money Market Fund (Cost $1,214,054)		1,214,054

TOTAL INVESTMENTS–100.01% (Cost $80,562,996)	$124,260,581
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(11,886)
NET ASSETS APPLICABLE TO 8,745,709 SHARES OUTSTANDING–100.00%	$124,248,695

†Non-income producing.

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
3	E-mini NASDAQ 100	$1,215,675	$1,181,032	12/20/24	$34,643	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LVIP SSGA Nasdaq-100 Index Fund–3